SUPPLEMENT
                               DATED JUNE 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001
                                       OF
                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund


         The combined Prospectus, dated May 1, 2001, for the above referenced funds (the "Prospectus") is hereby revised as follows:

     WEISS, PECK & GREER INTERNATIONAL FUND

         Rob Van Bommel has been appointed as the new portfolio manager to Weiss, Peck & Greer International Fund. Mr. Van Bommel serves as a Portfolio Manager of the fund's subadviser, Robeco Institutional Asset Management US Inc. ("RIAM") and serves as Investment Coordinator for the Europe, Asia and Far East Investment Team for Robeco Groep N.V. ("Robeco"), the parent company of both Weiss, Peck & Greer, L.L.C. and RIAM. In addition, Mr. Van Bommel has served as Investment Coordinator for Robeco's Europe Regional Investment Team since 1996. Mr. Van Bommel has over 12 years of investment experience.

         References to the portfolio manager of the Weiss, Peck & Greer International Fund in the section titled "Management" on page 20 of the Prospectus are hereby replaced accordingly.






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                                   SUPPLEMENT
                               DATED JUNE 15, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001
                                       OF
                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund


         The combined Statement of Additional Information, dated May 1, 2001, for the above referenced funds (the "SAI") is hereby revised as follows:

     WEISS, PECK & GREER INTERNATIONAL FUND

         Rob Van Bommel has been appointed as the new portfolio manager to Weiss, Peck & Greer International Fund. Mr. Van Bommel serves as a Portfolio Manager of the fund's subadviser, Robeco Institutional Asset Management US Inc. ("RIAM") and serves as Investment Coordinator for the Europe, Asia and Far East Investment Team for Robeco Groep N.V. ("Robeco"), the parent company of both Weiss, Peck & Greer, L.L.C. and RIAM. In addition, Mr. Van Bommel has served as Investment Coordinator for Robeco's Europe Regional Investment Team since 1996. Mr. Van Bommel has over 12 years of investment experience.

     All references to the portfolio manager of the Weiss, Peck & Greer International Fund in the SAI are hereby replaced accordingly.



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